UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2012

Check here if Amendment [ ]; Amendment Number: __
This Amendment (Check only one):    [ ] is a restatement.
                                    [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Park West Asset Management LLC
Address: 900 Larkspur Landing Circle, Suite 165
         Larkspur, California 94939

Form 13F File Number: 028-12265

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  James J. Watson
Title: Chief Financial Officer
Phone: (415) 524-2902

Signature, Place, and Date of Signing:

  /s/ James J. Watson       Larkspur, California           February 8, 2013
-----------------------   ------------------------  ---------------------------
      [Signature]               [City, State]                  [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

NONE

                              FORM 13F SUMMARY PAGE


REPORT SUMMARY:

NUMBER OF OTHER INCLUDED MANAGERS:        0

FORM 13F INFORMATION TABLE ENTRY TOTAL:   57

FORM 13F INFORMATION TABLE VALUE TOTAL:   $708,591
                                         (thousands)


LIST OF OTHER INCLUDED MANAGERS:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

                         PARK WEST ASSET MANAGEMENT LLC
                            FORM 13F HOLDINGS REPORT
                               December 31, 2012

                               TITLE                        VALUE       SHARES/  SH/ PUT/  INVESTMENT OTHER       VOTING AUTHORITY
NAME OF ISSUER                 OF CLASS         CUSIP      (x$1000)     PRN AMT  PRN CALL  DISCRETION MANAGER    SOLE   SHARED  NONE
ACCELRYS INC                   COM              00430U103   17,889    1,976,700  SH        SOLE               1,976,700
AFFORDABLE RESIDENTIAL COMNTY  NOTE 7.500% 8/1  00828UAB9   13,664   11,660,000  PRN       SOLE              11,660,000
ALLSCRIPTS HEALTHCARE SOLUTN   COM              01988P108    7,766      824,401  SH        SOLE                 824,401
AMERICAN CAPITAL LTD           COM              02503Y103    9,841      818,669  SH        SOLE                 818,669
APPLE INC                      COM              037833100    4,514        8,482  SH        SOLE                   8,482
BLACK DIAMOND INC              COM              09202G101    7,242      883,205  SH        SOLE                 883,205
CAI INTERNATIONAL INC          COM              12477X106   17,724      807,488  SH        SOLE                 807,488
CAFEPRESS INC                  COM              12769A103    6,120    1,060,651  SH        SOLE               1,060,651
CALIX INC                      COM              13100M509    1,867      242,740  SH        SOLE                 242,740
CASH AMER INTL INC             COM              14754D100   43,165    1,088,093  SH        SOLE               1,088,093
CENTRAL GARDEN & PET CO        COM              153527106    5,771      575,932  SH        SOLE                 575,932
CENTRAL GARDEN & PET CO        CL A NON VTG     153527205    6,083      580,947  SH        SOLE                 580,947
CHICAGO BRIDGE & IRON          N Y REGISTRY SH  167250109   31,430      678,100  SH        SOLE                 678,100
COMPANY N V
CHICAGO BRIDGE & IRON          CALL             167250109   29,565      637,869  SH  CALL  SOLE                 637,869
COMPANY N V
CLEARWATER PAPER CORP          COM              18538R103   41,694    1,064,702  SH        SOLE               1,064,702
COINSTAR INC                   COM              19259P300   48,802      938,308  SH        SOLE                 938,308
CONCEPTUS INC                  COM              206016107    8,180      389,500  SH        SOLE                 389,500
CORENERGY INFRASTRUCTURE TR    COM              21870U205    3,015      500,000  SH        SOLE                 500,000
CRAY INC                       COM              225223304    7,975      500,000  SH        SOLE                 500,000
DENNYS CORP                    COM              24869P104      634      130,000  SH        SOLE                 130,000
DINEEQUITY INC                 COM              254423106    1,534       22,893  SH        SOLE                  22,893
ENPHASE ENERGY INC             COM              29355A107      766      209,853  SH        SOLE                 209,853
ENPRO INDS INC                 COM              29355X107    6,217      152,000  SH        SOLE                 152,000
EPOCRATES INC                  COM              29429D103    4,701      533,032  SH        SOLE                 533,032
EXIDE TECHNOLOGIES             COM              302051206    1,710      500,000  SH        SOLE                 500,000
EZCORP INC                     CL A NON VTG     302301106   23,019    1,157,291  SH        SOLE               1,157,291
GEO GROUP INC                  COM              36159R103      430       15,260  SH        SOLE                  15,260
GP STRATEGIES CORP             COM              36225V104    5,780      279,901  SH        SOLE                 279,901
GSI TECHNOLOGY                 COM              36241U106    1,810      288,678  SH        SOLE                 288,678
GAMESTOP CORP NEW              CL A             36467W109   19,518      777,932  SH        SOLE                 777,932
GENCORP INC                    COM              368682100   22,552    2,464,653  SH        SOLE               2,464,653
GENTEX CORP                    COM              371901109    9,424      499,937  SH        SOLE                 499,937
GENTHERM INC                   COM              37253A103   17,677    1,329,078  SH        SOLE               1,329,078
GRAND CANYON ED INC            COM              38526M106   10,407      443,413  SH        SOLE                 443,413
GRAPHIC PACKAGING HLDG CO      COM              388689101    7,106    1,100,000  SH        SOLE               1,100,000
HURON CONSULTING GROUP INC     COM              447462102    3,695      109,682  SH        SOLE                 109,682
INTEGRATED DEVICE TECHNOLOGY   COM              458118106    1,460      200,000  SH        SOLE                 200,000
INTERMOLECULAR INC             COM              45882D109   27,079    3,042,530  SH        SOLE               3,042,530
INTERNATIONAL SPEEDWAY CORP    CL A             460335201   16,370      592,060  SH        SOLE                 592,060
KULICKE & SOFFA INDS INC       COM              501242101    1,591      132,663  SH        SOLE                 132,663
LIGAND PHARMACEUTICALS INC     COM NEW          53220K504   21,080    1,016,386  SH        SOLE               1,016,386
LITHIA MTRS INC                CL A             536797103    3,088       82,510  SH        SOLE                  82,510
MPG OFFICE TR INC              COM              553274101      308      100,000  SH        SOLE                 100,000
MACQUARIE INFRASTR CO LLC      MEMBERSHIP INT   55608B105   38,924      854,345  SH        SOLE                 854,345
MOVE INC COM                   COM              62458M207   29,378    3,880,802  SH        SOLE               3,880,802
RENTECH INC                    COM              760112102   20,574    7,822,830  SH        SOLE               7,822,830
SABA SOFTWARE INC              COM              784932600    4,370      500,000  SH        SOLE                 500,000
SEACHANGE INTL INC             COM              811699107    2,087      215,832  SH        SOLE                 215,832
SHUTTERFLY INC                 COM              82568P304    3,095      103,630  SH        SOLE                 103,630
SKULLCANDY INC                 COM              83083J104      390       50,000  SH        SOLE                  50,000
SPANSION INC                   COM CL A NEW     84649R200   14,740    1,059,654  SH        SOLE               1,059,654
SUNCOKE ENERGY INC             COM              86722A103   38,667    2,480,247  SH        SOLE               2,480,247
SUSSER HLDGS CORP              COM              869233106   12,461      361,300  SH        SOLE                 361,300
TRINITY BIOTECH PLC            SPON ADR NEW     896438306    5,759      399,363  SH        SOLE                 399,363
VALUECLICK INC                 COM              92046N102    6,308      325,000  SH        SOLE                 325,000
W P CAREY & CO LLC             COM              92936U109   10,560      202,500  SH        SOLE                 202,500
TEEKAY TANKERS LTD             CL A             Y8565N102    1,015      350,000  SH        SOLE                 350,000